Fair Value Measurements - Derivatives Not Designated as Hedging Instruments (Detail) (Derivatives Not Designated as Hedging Instruments [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives		$ 1	$ 27
Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives		1	18
Foreign currency forward contracts [Member]
Derivatives, Fair Value [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives			$ 9